Condensed Consolidated Statement of Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Total	Common shares	Additional paid in capital	Accumulated deficit	Treasury shares [Member]	Accumulated other comprehensive loss
Beginning balance at Dec. 31, 2022	$ 859,637	$ 730	$ 3,136,426	$ (2,239,443)		$ (38,076)
Net loss / (income)	(3,808)			(3,808)
Gain (loss) on foreign currency translation, net of tax of $0	2,174					2,174
Shared based compensation	2,925		2,925
Restricted stock units issued		6	(6)
Conversion of liability classified award to equity	6,276		6,276
Capital contribution	3,707		3,707
Ending balance at Mar. 31, 2023	870,911	736	3,149,328	(2,243,251)		(35,902)
Beginning balance at Dec. 31, 2022	859,637	730	3,136,426	(2,239,443)		(38,076)
Net loss / (income)	(5,573)
Gain (loss) on foreign currency translation, net of tax of $0	10,378
Ending balance at Jun. 30, 2023	884,164	740	3,156,138	(2,245,016)		(27,698)
Beginning balance at Mar. 31, 2023	870,911	736	3,149,328	(2,243,251)		(35,902)
Net loss / (income)	(1,765)			(1,765)
Gain (loss) on foreign currency translation, net of tax of $0	8,204					8,204
Shared based compensation	6,814		6,814
Restricted stock units issued		4	(4)
Ending balance at Jun. 30, 2023	884,164	740	3,156,138	(2,245,016)		(27,698)
Beginning balance at Dec. 31, 2023	883,313	741	3,166,012	(2,259,694)	$ 0	(23,746)
Net loss / (income)	3,056			3,056
Gain (loss) on foreign currency translation, net of tax of $0	(7,612)					(7,612)
Shared based compensation	9,149		9,149
Restricted stock units issued		1	(1)
Common shares repurchased	(14,000)				(14,000)
Ending balance at Mar. 31, 2024	873,906	742	3,175,160	(2,256,638)	(14,000)	(31,358)
Beginning balance at Dec. 31, 2023	883,313	741	3,166,012	(2,259,694)	0	(23,746)
Net loss / (income)	1,626
Gain (loss) on foreign currency translation, net of tax of $0	(13,667)
Ending balance at Jun. 30, 2024	862,853	749	3,182,585	(2,258,068)	(25,000)	(37,413)
Beginning balance at Mar. 31, 2024	873,906	742	3,175,160	(2,256,638)	(14,000)	(31,358)
Net loss / (income)	(1,430)			(1,430)
Gain (loss) on foreign currency translation, net of tax of $0	(6,055)					(6,055)
Shared based compensation	5,589		5,589
Restricted stock units issued		7	(7)
Capital contribution	1,843		1,843
Common shares repurchased	(11,000)				(11,000)
Ending balance at Jun. 30, 2024	$ 862,853	$ 749	$ 3,182,585	$ (2,258,068)	$ (25,000)	$ (37,413)